Note 23. Segmented Information (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
				Year ended October 31, 2012
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$48,451	$95,434	$100,955	$-	$244,840
Direct cost of revenues	13,726	42,284	54,982	-	110,992
Selling, general and administration(a)	16,565	13,766	14,189	9,908	54,428
Other expense (income), net(b)	4,082	347	2,345	(1,202)	5,572
Segment earnings (loss)	$14,078	$39,037	$29,439	$(8,706)	$73,848
Depreciation and amortization	1,609	4,850	10,621	-	17,080
Restructuring recovery, net					1,781
AECL arbitration and legal costs					5,576
Litigation accruals (Note 25)					24,058
Loss on Celerion note receivable					2,411
Internal investigation costs (Note 24)					9,827
Change in fair value of embedded derivatives					12,020
Operating income from continuing operations					$1,095
				Year ended October 31, 2011
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$42,576	$108,662	$122,789	$-	$274,027
Direct cost of revenues	12,590	47,308	66,178	-	126,076
Selling, general and administration(a)	14,067	15,007	16,055	7,806	52,935
Other expense, net (b)	3,267	207	2,214	4,552	10,240
Segment earnings (loss)	$12,652	$46,140	$38,342	$(12,358)	$84,776
Depreciation and amortization	1,480	6,719	14,138	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977
				Year ended October 31, 2010
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$29,040	$103,556	$89,372	$-	$221,968
Direct cost of revenues	6,556	41,642	56,479	-	104,677
Selling, general and administration(a)	10,692	14,447	17,702	48,238	91,079
Other expense, net(b)	2,730	13	1,757	17,871	22,371
Segment earnings (loss)	$9,062	$47,454	$13,434	$(66,109)	$3,841
Depreciation and amortization	1,160	5,156	10,231	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Years ended October 31	Canada	US	Europe	Other	Total
2012	$10,147	$165,944	$23,960	$44,789	$244,840
2011	$6,360	$178,213	$26,565	$62,889	$274,027
2010	$6,775	$136,834	$20,831	$57,528	$221,968